Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inversiones ASPI S.A. (ASPI) [Member]
Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates [Line Items]
Income from office lease	S/ 12	S/ 12	S/ 12
Fees for management and administrative services	544	548	595
Compañía Minera Ares S.A.C. (Ares) [Member]
Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates [Line Items]
Income from office lease	323	318	315
Income from land lease, note 28	344	339	336
Fossal S.A.A. (Fossal) [Member]
Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates [Line Items]
Income from office lease	15	12	16
Fees for management and administrative services	40	42	46
Fosfatos del Pacífico S.A. [Member]
Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates [Line Items]
Income from office lease	28	26	40
Fees for management and administrative services	1,160	1,175	917
Expense [Member]
Related Party Disclosure (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates [Line Items]
Security services provided by Compañía Minera Ares	S/ 1,989	S/ 2,059	S/ 1,195